Description of the Business and Relevant Events - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 Country
Disclosure of corporate information [abstract]
Corporate information description	América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. The Company provides telecommunications services in 25 countries throughout Latin America, the United States, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top and other related services. The Company also sells equipment, accessories and computers.
Number of countries in which company operates	25
Number of countries in which company holds license	24